Summary of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 1,441,916	$ 1,462,508
Less current portion	43,784	34,257
Noncurrent portion of long-term debt	1,398,132	1,428,251
2.375% Senior Notes due 2018
Debt Instrument [Line Items]
Long-term debt	549,889	549,858
3.750% Senior Notes due 2023
Debt Instrument [Line Items]
Long-term debt	546,379	546,027
LIBOR + 1.125%, unsecured term loan | Unsecured term loan due on April 08, 2018
Debt Instrument [Line Items]
Long-term debt	185,000	195,000
LIBOR + 1.125%, unsecured term loan | Unsecured term loan due on September 10, 2017
Debt Instrument [Line Items]
Long-term debt	131,250	138,750
1.50% note payable
Debt Instrument [Line Items]
Long-term debt	11,886
1.50% note payable | Due December 31, 2015
Debt Instrument [Line Items]
Long-term debt	10,075	20,000
1.50% note payable | Due January 31, 2016
Debt Instrument [Line Items]
Long-term debt	4,332	8,269
1.50% note payable | Due July 31, 2015
Debt Instrument [Line Items]
Long-term debt	1,709	4,604
LIBOR + 2.0%, unsecured term loan
Debt Instrument [Line Items]
Long-term debt	$ 1,396